SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2023
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

3.	SIGNIFICANT ACCOUNTING POLICIES

Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, and contingent liabilities as at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The more significant areas of judgement and estimation are as follows:

•	the estimates and assumptions used in the determination of the measurement of the share-based payments.

Functional currency

The reporting and functional currency of the Company and its subsidiaries is the Canadian dollar, except for Macusani where the functional currency is the US dollar.

Transactions in currencies other than an entity’s functional currency are recorded at the rates of exchange prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at period-end rates. Non-monetary assets and liabilities are translated at historical rates. Income and expenses are translated at average rates in effect during the period except for depreciation, which is translated at historical rates. The resulting gains or losses are reflected in profit or loss in the period of translation. Where applicable, the functional currency is translated into the presentation currency using the period end rates for assets and liabilities, while the operations and cash flows are translated using average rates of exchange and the exchange differences arising on translation are recognized in other comprehensive loss. The Company treats specific intercompany balances, which are not intended to be repaid in the foreseeable future, as part of its net investment, whereby the exchange difference on translation is recorded in other comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and highly liquid investments in the form of money market investments and certificates of deposit with investment terms that allow for penalty free redemption after one month or less and are readily convertible to a known amount of cash and subject to an insignificant risk of change in value.

Exploration and evaluation assets

Exploration and evaluation costs are expensed as incurred. Costs directly related to the acquisition are capitalized once the legal rights to explore the exploration and evaluation assets are acquired or obtained. When the technical and commercial viability of a mineral resource has been demonstrated and a development decision has been made, the capitalized costs of the related property are first tested for impairment, then transferred to mining assets and depreciated using the units of production method on commencement of commercial production.

Management reviews the carrying value of capitalized exploration and evaluation assets at least annually. The review is based on the Company’s intentions for development of an undeveloped property. If a project does not prove viable, all unrecoverable costs associated with the project net of any previous impairment provisions are written off.

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many exploration and evaluation assets. The Company has investigated title to all of its exploration and evaluation assets and, to the best of its knowledge, title to all of its properties are in good standing.

Impairment

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired.

If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets in which case the recoverable amount is determined for the cash generating unit (“CGU”) to which the asset belongs. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and its carrying amount or that of the CGU is written down to its recoverable amount and the impairment loss is recognized in the consolidated statement of loss and comprehensive loss.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

An assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the consolidated statement of loss and comprehensive loss.

Decommissioning liabilities

A legal or constructive obligation to incur restoration, rehabilitation and environmental costs may arise when environmental disturbance is caused by the Company’s exploration and evaluation activities. Discount rates using a pre-tax rate that reflects the risk and the time value of money are used to calculate the net present value. These costs are charged against profit or loss as exploration and evaluation expenditures and the related liability is adjusted for each period for the unwinding of the discount rate and for changes to the current market-based discount rate, amount or timing of the underlying cash flows needed to settle the obligation. The Company has no obligation for restoration, rehabilitation and environment costs as at February 28, 2023 and 2022.

Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

Share-based payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee. The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. Consideration paid for the shares on the exercise of stock options is credited to share capital. When vested options are forfeited or are not exercised at the expiry date, the amount previously recognized is transferred to deficit.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment.

The Company grants restricted share units (“RSUs”) to directors, officers, and employees. RSUs are redeemable on the vesting date, at the Company’s discretion, into an equal number of common shares of the Company or into cash. The amount of cash is determined based on the prevailing market prices at the vesting date.

Warrants issued in equity financing transactions

Equity financing transactions may involve issuance of common shares or units. A unit comprises a certain number of common shares and a certain number of share purchase warrants. Warrants that are part of units are assigned value based on the residual value method and included in the share warrant reserve. Warrants that are issued as payment for an agency fee or other transactions costs are accounted for as share-based payments. When warrants are cancelled or are not exercised at the expiry date, the amount previously recognized is transferred to deficit.

Loss per share

The Company uses the treasury stock method in computing loss per share. Under this method, basic loss per share is computed by dividing losses available to common shareholders by the weighted average number of common shares outstanding during the year. For all periods presented the outstanding warrants, options, and RSUs are anti-dilutive. Accordingly, diluted loss per share information has not been shown.

Financial instruments

Financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) fair value through other comprehensive income (“FVOCI”); or (iii) fair value through profit or loss (“FVTPL”). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income.

The classification determines the method by which the financial assets are carried on the statements of financial position subsequent to inception and how changes in value are recorded. Amounts receivable and reclamation bonds are measured at amortized cost with subsequent impairments recognized in profit or loss. Cash and cash equivalents and short-term investments are classified as FVTPL.

Impairment

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period. In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Financial liabilities

Financial liabilities are designated and subsequently measured as either: (i) fair value through profit or loss; or (ii) amortized cost. Accounts payable is classified as amortized cost.

Income taxes

The Company utilizes the asset and liability method of accounting for deferred taxes. Under the asset and liability method, deferred income taxes and liabilities are recognized to reflect the expected deferred tax consequences arising from temporary differences between the carrying value and the tax bases. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis. A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against the asset can be utilized.

The Company’s exposure to uncertain tax positions is evaluated and a provision is made where it is probable that this exposure will materialise.

Property and equipment

Property and equipment carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of property and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss in the consolidated statements of income and comprehensive income. Where an item of property and equipment comprises major components with different useful lives, the components are accounted for as separate items of property and equipment. Expenditures incurred to replace a component of an item of property and equipment that is accounted for separately, including major inspection and overhaul expenditures are capitalized.

Depreciation is calculated using declining balance or straight-line methods to write off the cost of the assets. The depreciation rate is applicable as follows:

Furniture and equipment	20% declining balance
Computer equipment	55% declining balance
Leasehold improvements	5 years straight line

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement exists, and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

•	fixed payments, including in-substance fixed payments, less any lease incentives receivable;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•	amounts expected to be payable under a residual value guarantee;
•	exercise prices of purchase options if the Company is reasonably certain to exercise that option; and
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension, or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit or loss.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to profit or loss on a straight-line basis over the lease term.

Accounting pronouncements not yet adopted

The following is a listing of amendments, revisions and new International Financial Reporting Standards issued but not yet effective. The Company is currently assessing the impact of adopting the following standards on the consolidated financial statements, as described below:

•	IAS 1 – Presentation of Financial Statements: On January 23, 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements providing a more general approach to the classification of liabilities. The amendments clarify that the classification of liabilities as current or non-current depends on the rights existing at the end of the reporting period as opposed to the expectations of exercising the right for settlement of the liability. The amendments further clarify that settlement refers to the transfer of cash, equity, instruments, other assets, or services to the counterparty. The amendments are effective for annual periods beginning on or after January 1, 2024 and are to be applied retrospectively, with early adoption permitted. The Company does not expect this amendment to have a significant financial impact on the consolidated financial statements.